ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

5. ACCOUNTS RECEIVABLE

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Accounts receivable	20,434	78,121	11,973
Allowance for doubtful accounts	(316)	(156)	(24)
Accounts receivable, net	20,118	77,965	11,949

The movements in the allowance for doubtful accounts were as follows:

	For the year ended December 31,
	2019	2020	2020
	RMB	RMB	US$
Balance at beginning of the year	180	316	48
Provisions/(reversals)	136	(160)	(24)
Balance at end of the year	316	156	24